Profit for the Year (Tables)	12 Months Ended
Mar. 31, 2025
Profit for the Year [Abstract]
Schedule of Profit for the Year

Profit for the year has been arrived at after charging:

	2025	2024	2023
Depreciation of property, plant and equipment	$55,009	$56,743	$72,644
Amortization of intangible assets	20,757	7,494	1,342
Amortization of ROU assets	997,605	861,339	640,600